SIGNIFICANT EVENTS DURING THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2026
Significant Events During Reporting Period [Abstract]
SIGNIFICANT EVENTS DURING THE REPORTING PERIOD [Text Block]
NOTE 3 -	SIGNIFICANT EVENTS DURING THE REPORTING PERIOD

A.	Credit facilities

1.
In March 2025, Focus Medical Herbs Ltd. and Bank Mizrahi (the “Bank”) signed an agreement under which a short-term loan of NIS 5 million (approximately $2,146) received from the Bank in 2023 was refinanced in such manner that (i) an outstanding principal loan of NIS 4 million (approximately $1,717) was extended as a loan with 5-month grace period, after which repayment is made in 31 monthly installments commencing September 21, 2025. The principal loan bears an annual interest rate of P+2.9% to be paid monthly commencing April 20, 2025 and (ii) the remaining amount of NIS 1 million (approximately $429) was extended as a credit line until March 12, 2026. In March 2026, the aforesaid credit line was extended until September 25, 2026.

2.
From time to time, in the normal course of business, the Company enters into financing transactions with non-financial institutions under which the Company receives certain loans that bear an interest at a fixed rate which shall be repaid together with the principal amount over a limited period. When loans received from related parties are considered as free interest loans or loans with reduced interest which do not represent the Company’s applicable rate of risk, the difference between cash received and fair value of the loans is accounted for as a capital contribution from a main shareholder.

3.
From time to time, in the normal course of business, the Company enters into financing transactions with non-banking credit services entities under which the Company receives certain short-term loans that are guaranteed by certain identified outstanding unpaid invoices of certain customers (the “Selected Trade Receivables”). As it was determined that the Company has retained substantially all the risks and rewards of ownership of the Selected Trade Receivables, the Company continues to recognize the Selected Trade Receivables in their entirety and recognizes financial liability for consideration received as short-term loans.

Breakdown of credit facilities from bank institution and others as of the reported dates:

	June 30,	December 31,
	2026	2025
	(Unaudited)

Overdraft and credit from bank institution	$2,005	$2,293
Credit from non-financial institutions	9,625	8,470
Selected Trade Receivables	435	4,506

	$12,065	$15,269

The following tabular presentation reflects the reconciliation of the carrying amount of credit facilities during the reported dates:

	June 30,	December 31,
	2026	2025
	(Unaudited)

Opening balance	$15,269	$15,611
Loans principal received	3,151	3,271
Loans principal repaid	(2,092)	(1,810)
Debt restructuring	(482)	-
Settlement in exchange for convertible promissory notes issued (Note 3B1)	(1,423)	-
Reclassification of convertible debentures as credit	675	-
Amortization of discount expenses	-	169
Change in receivables checks	(4,184)	(2,536)
Foreign exchange translation reserve	1,151	564

Closing balance	$12,065	$15,269

B.	Convertible promissory notes and warrants offerings

1.
On January 7, 2026, the Company entered into a Note Purchase Agreement (the “First Purchase Agreement”) with an institutional investor (the “Investor”), pursuant to which in exchange to (i) cash proceeds of approximately US$500 thousand (approximately $687) and (ii) settlement of an existing financial liability toward the Investor amounted to US$1,039 thousand (approximately $1,423), the Company issued to the Investor (i) a convertible promissory note (the “Note”) in the principal amount of approximately US$1,710 thousand (approximately $2,108) (the “Subscription Amount”), which is convertible into the Company’s common shares, no par value per share, at a purchase price equal to 90% of the Subscription Amount  and (ii) a detachable warrant to purchase up to 228,150 of the Company’s common shares at an exercise price of $3.45 per common share over a period of 5 years commencing the issuance date through January 7, 2031 (the “January 2026 Warrant”). The transaction closed on January 26, 2026.

2.
On January 20, 2026, the Company entered into a Second Note Purchase Agreement (the “Second Purchase Agreement”) with the Investor, pursuant to which in exchange to cash proceeds of approximately US$633 thousand (approximately $875), the Company issued to the Investor (i) a convertible promissory note (the “Second Note”) in the principal amount of approximately US$704 thousand (approximately $973) (the “Second Subscription Amount”) which is convertible into the Company’s common shares at a purchase price equal to 90% of the Second Subscription Amount and (ii) a detachable warrant to purchase up to 93,671 of the Company’s common shares at an exercise price of $3.45 per common share over a period of 5 years commencing the issuance date through January 20, 2031 (the “Additional January 2026 Warrant”). The transaction closed on January 21, 2026.

3.
On April 6, 2026, the Company entered into a Third Note Purchase Agreement (the “Third Purchase Agreement”) with the Investor, pursuant to which in exchange to cash proceeds of approximately US$225 thousand (approximately $313), the Company issued to the Investor (i) a convertible promissory note (the “Third Note”) in the principal amount of approximately US$250 thousand (approximately $348) (the “Third Subscription Amount”), which is convertible into the Company’s common shares, at a purchase price equal to 90% of the Third Subscription Amount  and (ii) a detachable warrant to purchase up to 272,861 of the Company’s common shares (the “April 2026 Warrant”), at an exercise price of $0.47 per common share over a period of 5 years commencing the issuance date through April 6, 2031 (the “April 2026 Warrant”). The transaction closed on April 7, 2026.

4.
On May 7, 2026, the Company entered into a Fourth Note Purchase Agreement (the “Fourth Purchase Agreement”) with the Investor, pursuant to which in exchange to cash proceeds of approximately US$270 thousand (approximately $368), the Company issued to the Investor (i) a convertible promissory note (the “Fourth Note”) in the principal amount of approximately US$300 thousand (approximately $409) (the “Fourth Subscription Amount”) which is convertible into the Company’s common shares at a purchase price equal to 90% of the Fourth Subscription Amount and (ii) a warrant to purchase up to 1,127,820 of the Company’s common shares at an exercise price of $0.36 per  common share over a period of 5 years commencing the issuance date through May 7, 2031 (the “May 2026 Warrant”). The transaction closed on May 7, 2026.

5.
On June 3, 2026, the Company entered into a Fifth Note Purchase Agreement (the “Fifth Purchase Agreement” and together with the Purchase Agreement, Second Purchase Agreement, Third Purchase Agreement and the Fourth Purchase Agreement, the “H1 Purchase Agreements”) with the Investor, pursuant to which in exchange to cash proceeds of approximately US$203 thousand (approximately $281), the Company issued to the Investor (i) a convertible promissory note (the “Fifth Note”, and together with the Note, the Second Note, the Third Note and the Fourth Note, the “H1 Notes”) in the principal amount of approximately US$225 thousand (approximately $311) (the “Fifth Subscription Amount”) which is convertible into the Company’s common shares at a purchase price equal to 90% of the Fifth Subscription Amount and (ii) a warrant to purchase up to 781,250 of the Company’s common shares at an exercise price of $0.40 per common share over a period of 5 years commencing the issuance date through June 3, 2031 (the “Fifth Warrant” and together with the Warrant, Second Warrant, Third Warrant and the Fourth Warrant, the “H1 Warrants”). The transaction closed on June 4, 2026.

Each of the H1 Notes bears an interest rate of 8.0% per annum accruing from the closing date of the each of the transactions described above (which shall increase to 14.0% upon the occurrence of an Event of Default, as defined in each of the  H1 Purchase Agreements) (the “Interest” and, together with the Subscription Amounts, the “Conversion Amount”). The Conversion Amount of each of the H1 Notes is not repayable in cash and the Company’s obligations thereunder will be satisfied solely through the issuance of the Company’s common shares upon conversion of the Conversion Amount in accordance with the terms of the H1 Notes.

The number of common shares issuable upon conversion of the Conversion Amount of the H1 Notes, is determined by dividing the applicable conversion amount by the conversion price (the “H1 Conversion Price”). The H1 Conversion Price is equal to the lower of (i) the Fixed Price, as defined in each of theH1 Notes, or (ii) 90% of the lowest daily volume-weighted average price of the Common Shares during the 20 consecutive trading days immediately preceding the conversion date, (the “H1 Variable Price”), provided, however, that the Variable Price will not be lower than the Floor Price, as defined in each of the Notes. The Fixed Price of the Note, Second Note, Third Note, Fourth Note and Fifth Note are US$1.47, US$1.38, US$0.34, US$0.27 and US$0.29, respectively. The Floor Price in the Note, Second Note, Third Note, Fourth Note and Fifth Note are US$0.29, US$0.28, US$0.07, US$0.05 and US$0.06, respectively.

The H1 Notes include customary limitations on conversion, including a beneficial ownership cap of 4.99% of the outstanding common shares of the Company following the conversion.

As the H1 Warrants’ terms permit the Investor to receive a fixed number of common shares upon exercise of the H1 Warrants for a fixed exercise price, which is determined in the functional currency of the Company, it was determined that the Warrants are eligible for equity classification.

In addition, as each of the H1 Notes may be settled only through delivery of a variable number of the Company’s common shares with the variation based on the value of the Company and with the existence of an embedded derivative due to the Floor Price, management elected to designate each of the Notes (including the embedded derivative) under the fair value option and to measure the entire financial liability at fair value through profit or loss category in accordance with IFRS 9.

Thus, upon initial recognition, management, by using the assistance of third-party appraiser, measured the consideration received in each of the H1 Purchase Agreements (i.e. the cash proceeds received plus the fair value of the existing financial liability settled) and the fair value of each of the H1 Notes issued. The consideration received in each of the H1 Purchase Agreements was first allocated to each of the H1 Notes, as applicable with the remaining amount, if any, allocated to each of the H! Warrants, as applicable. However, if the fair value of the consideration received was determined to be less than the fair value of the H1 Notes, the difference was charged immediately to the statement of operations as part of the finance expenses. Based on the above criteria, upon the initial recognition of the H1 Notes, each of the H1 Notes was recognized at fair value and the Company recorded immediate expenses of approximately $2,571, and no remaining amount was allocated to the Warrants.

The following tabular presentation reflects the reconciliation of the total fair value of liabilities related to the H1 Notes during the period of six months ended June 30, 2026:

	Note	Second Note	Third Note	Fourth Note	Fifth Note	Total

Balances at January 1, 2026	$-	$-	$-	$-	$-	$-
Issued (*)	3,293	1,359	584	714	568	6,518
Conversion (**)	(2,369)	(962)	(39)	-	-	(3,370)
Changes in fair value	(888)	(380)	(98)	(122)	(138)	(1,626)
Foreign exchange translation reserve	1	-	10	29	14	54
Balances at June 30, 2026 (***)	$37	$17	$457	$621	$444	$1,576

(*)	The following table summarizes the observable inputs used in valuation of liability related to Notes under Monte Carlo model for each applicable issuance date:

	Note	Second Note	Third Note	Fourth Note	Fifth Note

Expected volatility (%)	133.67%	133.67%	138.75%	141.87%	137.49%
Risk-free interest rate (%)	3.91%	3.91%	4.37%	4.28%	4.26%
Expected term (years)	1.5	1.5	1.5	1.5	1.5

Fair value of convertible note issued (in CAD)	3,293	1,359	584	714	568

(**)
During the period of six months ended June 30, 2026, the Company issued 8,225,907 common shares upon partial conversion of H1 Notes in total amount of US$2,441 thousand (approximately $3,370) at an average exercise price of US$0.297 per share. For more information regarding additional conversion of Notes, see Note 8B below

(***)
The fair value of liability related to Notes was measured by using Monte Carlo model in which key assumptions that have been used are as follows: risk-free interest rate of 4.37%, expected volatility of 138.75% and expected term of 1.25 year.

During the period of six months ended June 30, 2026, the Company issued 2,181,931 common shares upon partial exercise of H1 Warrants in total amount of $853 at an average exercise price of $0.39 per share.

For more information regarding additional convertible promissory note and warrant offerings, see Note 8A below.

The H1 Purchase Agreements include customary representations, warranties and covenants of the Company and the Investor, including the Company’s obligation to reserve sufficient common shares for issuance upon conversion of the H1 Notes and to file a resale registration statement on Form F-3 (the “Registration Statement”) with the SEC providing for the resale by the Investor of the common shares issuable upon conversion of the H1 Notes no later than 30 trading days within the date of each of the H1 Purchase Agreement. The Company has also agreed to use commercially reasonable efforts to cause such Registration Statement to become effective as soon as possible, but in no event later than the date which shall be the earlier of: (x) (i) in the event that the Registration Statement is not subject to a full review by the SEC, 60 calendar days after the closing date of each of the transactions described above, or (ii) in the event that the Registration Statement is subject to a full review by the SEC, 90 calendar days after the closing date of each of the transactions described above, and (y) the 5th business day after the date on which the Company is notified (orally or in writing, whichever is earlier) by the SEC that such Registration Statement will not be reviewed or will not be subject to further review.

On February 11, 2026, a Registration Statement which covered the Company’s commitment under the Purchase Agreement and the Second Purchase Agreement was declared effective by the SEC. In addition, on June 16, 2026, a Registration Statement which covered the Company’s commitment under the Third Purchase Agreement, Fourth Purchase Agreement and Fifth Purchase Agreement was declared effective by the SEC.

C.	Settlement agreements

1.
On December 31, 2025, the Board approved that the Company enters into a settlement agreement pursuant to which the Company shall pay a total amount of $90 to MYM Shareholder Plaintiffs as settlement of the motion to strike out several significant parts of the claim. Following prolonged discussions and negotiations, the MYM Shareholder Plaintiffs narrowed their claim and agreed to resolve the motion on consent.

2.
On December 31, 2025, the Board approved that the Company enters into a settlement agreement under which the Company shall pay a total amount of $420 to a service provider for certain legal services rendered in previous periods as full and final payment of all outstanding accounts, fees, disbursements and interest.

In January 2026, both settlement agreements have been executed and the applicable payment amounts were paid.

D.	Execution of letter of intent to sell European activities

On June 18, 2026, the Company announced that it had entered into a non-binding letter of intent (the “Slil Letter of Intent”) with Slil.com Holding Ltd. (“Slil”), a privately-held Israeli entity beneficially owned and controlled by Oren Shuster, the Company’s Chief Executive Officer, a director and debtholder, pursuant to which the Company agreed to sell to Slil its European-focused assets through the sale of all of the issued and outstanding shares of I.M.C. Holdings (the “Slil Transaction”). Following a pre-closing reorganization, I.M.C. Holdings is expected to primarily hold the Company’s European operations, including Adjupharm in Germany, as well as the Company’s interests in Xinteza and Shiran Societe Anonyme. The proposed consideration consists of Slil’s assumption or retention of liabilities, including $7.5 million of retained liabilities and $3.0 million of additional liabilities, and no additional cash consideration is expected to be payable to the Company at closing.

In connection with the Slil Transaction, the Board has commissioned (x) a special committee of the Board comprised solely of independent directors (the “Special Committee”) to review and evaluate the Slil Transaction; and (y) Beta Finance T.Y.S Ltd., a leading financial consulting company in Israel and an arm’s length independent third-party, to prepare a report to assist with determining the fairness of the Slil Transaction.

The Slil Transaction remains subject to negotiation and execution of a definitive agreement (the “Slil Definitive Agreement”), approval by the Special Committee, regulatory clearances, if required, and satisfaction of other customary conditions. Amongst other terms and conditions, the Slil Letter of Intent is also subject to a certain exclusivity period.

The Slil Transaction constitutes a “related party transaction”, as such term is defined in MI 61-101, due to the involvement of Slil, a privately-held Israeli entity beneficially owned and controlled by Oren Shuster, a related party to the Company, and as such requires the Company to receive minority shareholder approval for, and obtain a formal valuation for the subject matter of, the transaction in accordance with MI 61-101, prior to the completion of such transaction, unless the Company is able to rely on exemptions from the formal valuation and minority shareholder approval requirements of MI 61-101.

In completing the Slil Transaction, the Company intends to rely on exemptions from the formal valuation and minority shareholder approval requirements of MI 61-101, on the basis of subsections 5.5(g) and 5.7(1)(e) – Financial Hardship, as the Company is (i) in a situation of serious financial difficulty; (ii) the Slil Transaction is designed to improve the financial position of the Company; (iii) the circumstances described in Section 5.5(f) of MI 61-101 are not applicable; (iv) the Board, acting in good faith, and the Special Committee, which is comprised solely of independent directors representing more than two-thirds of the Company’s independent directors, acting in good faith, have determined that (i) and (ii) apply and that the terms of the Slil Transaction are reasonable in the circumstances of the Company; and (v) there is no requirement, corporate or otherwise, to hold a meeting to obtain any approval of the holders of any class of affected securities. As a means of good governance, the Board has commissioned (x) the Special Committee to review and evaluate the Slil Transaction and (y) an arm’s length independent third-party appraiser, to prepare a report to assist with determining the fairness of the Slil Transaction.

As of the date these interim condensed consolidated financial statements were authorized for issue, the Company had not entered into a Slil Definitive Agreement in respect of the Slil Transaction.